Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
INVENTORIES

Note 6 – INVENTORIES

As of December 31, 2021 and 2020, inventories consisted of the following:

	December 31, 2021	December 31, 2020
Raw materials	$178,482	$253,613
Work in process	8,665	23,758
Finished goods	83,173	14,523
Total	270,320	291,894
Inventory write-down	(216,325)	(42,241)
Translation adjustments	(2,572)	(2,408)
Inventories, net	$51,423	$247,245

The Company recorded write-down of potentially obsolete or slow-moving inventories of $216,325, $42,241 and $518,119 for the years ended December 31, 2021, 2020 and 2019, respectively.